Subsequent Events (Details)					9 Months Ended
	Dec. 11, 2022 USD ($) $ / shares	Nov. 11, 2022 USD ($) item $ / shares shares	Aug. 10, 2022	May 05, 2022	Sep. 30, 2022
Subsequent Events
Extension period for consummating Initial Business Combination			3 months	3 months	3 months
Subsequent Events.
Subsequent Events
Percentage of common stock redeemed or repurchased		100.00%
Maximum number of one-month extension periods for consummation of Initial Business Combination | item		9
Extension period for consummating Initial Business Combination		1 month
Number of shares for which share holders exercised their right to redeem | shares		8,768,456
Redemption price per share | $ / shares		$ 10.42
Aggregate amount of shares redeemed		$ 91,400,000
Trust account balance		$ 28,500,000
Additional amount per unit required to be deposited in Trust Account | $ / shares	$ 0.045
Amount to be deposited in Trust Account in connection with the exercise of the first monthly extension	$ 122,920
Subsequent Events. | Sponsor
Subsequent Events
Additional amount per unit required to be deposited in Trust Account | $ / shares		$ 0.045
Amount to be deposited in Trust Account in connection with the exercise of the first monthly extension		$ 122,920